Immaterial Error Corrections	12 Months Ended
Dec. 31, 2017
Accounting Changes and Error Corrections [Abstract]
Immaterial Error Corrections

NOTE 9 – IMMATERIAL ERROR CORRECTIONS

This 10-K of the Company for the twelve months ended December 31, 2017, includes the restatement of the Company’s previously filed consolidated balance sheets for the fiscal year ended December 31, 2016.

The Company’s management has concluded that in the Assets section of the Balance Sheet, Long Term Assets for Land and Water, and under Liabilities the Liabilities for Discontinued Operations and Notes Payable, net of current portion were misstated and that for comparative purposes in 2017 filings these figures should be re-stated but that the adjustments are not material modifications. Accordingly, the Company has determined that prior financial statements should be corrected, even though such revisions are immaterial with respect to the prior year financial statements. Furthermore, the Company has determined that correcting prior year financial statements for immaterial changes would not require previously filed reports to be amended.

Under Long Term Assets, while the Assets of Discontinued Operations Held for Sale as well as Total Assets were stated correctly, due to a mis-classification of which assets were being held for sale, Land was understated by $952,000 and Water was overstated by the same amount. Discontinued Operations - Notes Payable was overstated by $798,000, while Notes Payable, net of current portion was understated by the same amount due to a loan that was improperly classified as a Liability of Discontinued Operations Held for Sale. While total assets of discontinued operations held for sale was correctly stated, under Long Term Assets, Land was understated by $952,000 and Water Assets was overstated by the same amount. Neither Net Income or Shareholders Equity were affected by these mis-statements. The effect of these restatements on the Company’s 2016 full year balance sheet as reported on the Form 10-K reports, are as follows:

	December 31, 2016 Previously Reported	Net Change	December 31, 2016 (Restated)
ASSETS:
Long Term Assets:
Land	$2,851	$952	$3,803
Water assets	32,135	(952)	31,183
LIABILITIES
Liabilities of discontinued operations held for sale	3,639	(798)	2,841
Notes Payable, net of current portion	4,758	798	5,556